Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document and Entity Information
Entity Registrant Name	DISH DBS CORP
Entity Central Index Key	0001042642
Document Type	S-4
Document Period End Date	Jun. 30, 2016
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer